Note 12 - Share-based Compensation (Details Textual)	3 Months Ended
Mar. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	381,301
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	3,293